Property and Equipment, Net	12 Months Ended
Dec. 31, 2022
Property and Equipment, Net
Property and Equipment, Net

4. Property and Equipment, Net

Property and equipment, net consists of the following:

	As of December 31,
	2021	2022
	$	$
Furniture, fixtures and equipment	11,119,445	9,160,115
Leasehold improvements	5,269,934	4,238,863
Buildings	12,085,843	11,742,004
Motor vehicles	1,120,551	806,712

Total	29,595,773	25,947,694
Accumulated depreciation	(12,928,492)	(11,743,331)

Property and equipment, net	16,667,281	14,204,363

Depreciation expenses were $2,701,577, $2,374,493 and $1,743,030 for the years ended December 31, 2020, 2021 and 2022, respectively.